LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Consumer Lending Asset Quality Indicators-FICO and LTV Ratio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total	[1]	$ 82,891,309	$ 87,304,499
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Total		4,708,639	4,840,061	$ 4,744,963
Consumer
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total		49,083,371	52,843,730
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Total		4,565,026	4,732,029	$ 4,586,806
Consumer | Residential mortgages
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	257,772
Year Four		241,247	1,033,379
Year Five		970,129	825,279
Prior		2,827,727	2,299,317
Total		4,039,103	4,415,747
Revolving Loans		0	0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	26
Year Four		24	63
Year Five		0	17
Prior		14	47
Total		38	153
Consumer | Residential mortgages | No FICO score available
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	0
Year Four		0	0
Year Five		0	0
Prior		2,128	2,633
Total		2,128	2,633
Revolving Loans		0	0
Consumer | Residential mortgages | Less than 600
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	13,735
Year Four		12,154	20,510
Year Five		23,111	15,011
Prior		152,269	134,634
Total		187,534	183,890
Revolving Loans		0	0
Consumer | Residential mortgages | 600-679
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	18,057
Year Four		21,836	45,160
Year Five		47,536	33,077
Prior		217,424	201,710
Total		286,796	298,004
Revolving Loans		0	0
Consumer | Residential mortgages | 680-759
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	69,337
Year Four		58,146	233,824
Year Five		197,808	181,819
Prior		689,329	609,774
Total		945,283	1,094,754
Revolving Loans		0	0
Consumer | Residential mortgages | >=760
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	156,643
Year Four		149,111	733,885
Year Five		701,674	595,372
Prior		1,766,577	1,350,566
Total		2,617,362	2,836,466
Revolving Loans		0	0
Consumer | Residential mortgages | No LTV Available
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	0
Year Four		0	0
Year Five		0	0
Prior		1,575	2,532
Total		1,575	2,532
Revolving Loans		0	0
Consumer | Residential mortgages | Less than or equal to 70%
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	205,291
Year Four		213,683	1,018,821
Year Five		970,129	825,279
Prior		2,824,077	2,294,350
Total		4,007,889	4,343,741
Revolving Loans		0	0
Consumer | Residential mortgages | 70.01% - 110%
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	52,481
Year Four		27,564	14,558
Year Five		0	0
Prior		1,728	2,073
Total		29,292	69,112
Revolving Loans		0	0
Consumer | Residential mortgages | Greater than 110%
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	0
Year Four		0	0
Year Five		0	0
Prior		347	362
Total		347	362
Revolving Loans		0	0
Consumer | Home equity
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	45,355
Year Four		41,120	159,941
Year Five		148,160	166,173
Prior		1,608,107	1,719,896
Total		1,797,387	2,091,365
Revolving Loans		1,717,276	1,997,410
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	0
Year Four		0	0
Year Five		0	544
Prior		2,237	3,198
Total		2,237	3,742
Consumer | Home equity | No FICO score available
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	678
Year Four		593	2,392
Year Five		2,135	2,485
Prior		41,918	46,861
Total		44,646	52,416
Revolving Loans		26,795	32,071
Consumer | Home equity | Less than 600
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	928
Year Four		1,125	4,302
Year Five		6,616	6,270
Prior		123,210	130,273
Total		130,951	141,773
Revolving Loans		113,923	122,068
Consumer | Home equity | 600-679
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	3,828
Year Four		2,746	10,849
Year Five		11,917	8,516
Prior		188,186	209,631
Total		202,849	232,824
Revolving Loans		188,793	216,096
Consumer | Home equity | 680-759
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	15,820
Year Four		12,778	52,248
Year Five		47,192	54,234
Prior		491,880	533,004
Total		551,850	655,306
Revolving Loans		538,674	639,403
Consumer | Home equity | >=760
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	24,101
Year Four		23,878	90,150
Year Five		80,300	94,668
Prior		762,913	800,127
Total		867,091	1,009,046
Revolving Loans		849,091	987,772
Consumer | Home equity | No LTV Available
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	1,636
Year Four		853	5,278
Year Five		3,291	4,648
Prior		44,206	49,780
Total		48,350	61,342
Revolving Loans		30,498	40,996
Consumer | Home equity | Less than or equal to 70%
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	39,288
Year Four		36,924	152,644
Year Five		143,788	161,525
Prior		1,561,212	1,665,349
Total		1,741,924	2,018,806
Revolving Loans		1,680,721	1,946,324
Consumer | Home equity | 70.01% - 110%
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	3,741
Year Four		2,944	1,474
Year Five		625	0
Prior		2,305	4,324
Total		5,874	9,539
Revolving Loans		4,818	8,412
Consumer | Home equity | Greater than 110%
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0	0
Year Two		0	0
Year Three		0	690
Year Four		399	545
Year Five		456	0
Prior		384	443
Total		1,239	1,678
Revolving Loans		$ 1,239	$ 1,678

[1]	Includes $4.9 million and $9.0 million of loans recorded at fair value at December 31, 2025 and December 31, 2024, respectively.